Investment Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales and calls of securities available for sale
Gross proceeds from sales and calls	$ 42,889	$ 25,568	$ 40,623
Realized gains from sales	1,398	933	1,960
Realized losses from sales	(112)		(476)
Net realized gains (losses)	$ 1,286	$ 933	$ 1,484